Investment Securities - Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Federal Home Loan Bank (FHLB) stock	$ 95,171	$ 42,326
Federal Reserve Bank Stock	79,191	48,584
Other Investments	3,008	2,808
Marketable Securities, Equity Securities	$ 177,370	$ 93,718